Note 7 - Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
(
3
) EQUITY TRANSACTIONS:

The Company expensed
$31,390
and
$14,190
in employee and board member stock compensation for the
three
months ended
March 31, 2019
and
2018,
respectively. These shares were valued using quoted market values. The Company accrues stock compensation expense over the period earned for employees and board members.

In
April, 2018,
the Company completed a private placement resulting in gross proceeds to the Company of
$2,010,000.
Prior to
March 31, 2018,
the Company received
$74,983
in advance from these investors, which has been recorded as an advance -- private placement in the accompanying statement of cash flows.

As of
March 31, 2019,
the Company had warrants outstanding to purchase
32,192,294
shares of common stock at exercise prices of
$0.25
-
$1.00
per share that expire at various dates through
2025.
 An additional
1,768,147
shares of common stock
may
be issued under warrants outstanding to purchase
480,000
Units sold in the Company’s
May 2016
private placement at an exercise price of
$0.25
per Unit,
164,074
Units sold in the Company’s
February 2017
private placement at an exercise price of
$0.35
per Unit, and
600
Units sold in the Company’s
October 2017
private placement at an exercise price of
$100
per Unit.

(
7
)
EQUITY
TRANSACTIONS:

The Company expensed
$83,420
and
$118,680
in employee and board member stock compensation in
2018
and
2017,
respectively. These shares were valued using quoted market values. The Company accrues stock compensation expense over the period earned for employees and board members. In
2018,
the Company did
not
issue shares of Common Stock as a bonus.  In
2017,
the Company issued
292,000
shares of Common Stock to
eight
board members, the Company’s secretary, and to employees as a bonus.

In
April 2014,
we entered into a
one
-year agreement with Scarsdale Equities, LLC (“Scarsdale”), which was subsequently extended, to act as our financial advisor and exclusive placement agent. Under the agreement, Scarsdale is entitled to a fee with respect to each private placement of debt or equity securities of the Company in an amount equal to
6%
of the proceeds of such financing raised by Scarsdale, and a seven
-year warrant to purchase
6%
of the securities issued as a part of such financing raised by Scarsdale, with an exercise price equal to
100%
of the offering price of the securities sold during the term of the agreement. The foregoing compensation terms were modified for private placements effected in
2017,
resulting in the compensation described in more detail below. The agreement also provides for payment of the above fees for any financing within one
year of the expiration of the term, with investors identified by Scarsdale during the term. N. Scott Fine, the Company’s Chief Executive Officer and Chairman of the Board, was a principal of Scarsdale at the time we initially retained Scarsdale as our financial adviser, and his son is currently employed by Scarsdale, is active on our account and serves as our Secretary.

On
February 23, 2017,
the Company issued
5,754,832
“Units” at a purchase price of
$0.35
per Unit in a private placement, each Unit consisting of
one
share of Common Stock, and a
seven
-year warrant to purchase an additional share of Common Stock at an exercise price of
$0.35,
for aggregate gross proceeds to the Company of approximately
$2
million. Scarsdale acted as financial advisor to the Company in connection with the private placement and was paid a cash fee of approximately
$153,000,
and it and its designees were issued
seven
-year warrants to purchase
164,074
Units at an exercise price of
$0.35
per Unit. A
$10,000
cash fee was also paid to another party with respect to this private placement.

In
October 2017,
the Company completed a private placement of
15,500
preferred stock “Units” at a purchase price of
$100
per Unit, each Unit consisting of
one
share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) convertible into
400
shares of Common Stock, and
seven
-year warrants to purchase
400
shares of Common Stock at an exercise price of
$0.25
per share. The Series B Preferred Stock was automatically converted into Common Stock on
May 23, 2018,
when the Company increased its authorized shares of Common Stock, which resulted in the Company having a sufficient number of authorized and unissued shares of Common Stock to permit the conversion or exercise, as applicable, of all outstanding shares of preferred stock, warrants and other convertible securities. The Series B Preferred Stock had a liquidation preference of
$100
per share, was
not
redeemable, and did
not
entitle the holder to special dividends. Scarsdale acted as financial advisor to the Company in connection with the private placement and was paid a cash fee of
$60,000,
and it and its designees were issued
seven
-year warrants to purchase
600
Units at an exercise price of
$100
per Unit.

In
April 2018,
the Company completed a private placement of
20,100
“Units”, at a price of
$100
per Unit, resulting in gross proceeds to the Company of
$2,010,000.
Each Unit consisted of
one
share of Series B Preferred Stock convertible into
400
shares of Common Stock, and
seven
-year warrants to purchase
400
shares of Common Stock at an exercise price of
$0.25
per share. Prior to
March 31, 2018,
the Company received
$74,983
in advance from these investors. Scarsdale acted as financial advisor to the Company in connection with the private placement and was paid a cash fee of
$50,000.

On
May 23, 2018,
at a special meeting of shareholders, the Company’s shareholders approved amendments to the Company’s Articles of Incorporation increasing the number of authorized shares of Common Stock from
100,000,000
shares to
500,000,000
shares, and deleting references to the Series A Preferred Stock, which was no
longer outstanding. Following the meeting, the Company filed Articles of Amendment to its Article of Incorporation which resulted in the automatic conversion of each outstanding share of Series B Preferred Stock into
400
shares of Common Stock, increasing the number of outstanding shares of Common Stock by
14,240,000.

In
December 2018,
the Company completed a private placement of
3,519,963
common stock “Units” at a price of
$0.65
per Unit, resulting in gross proceeds to the Company of
$2,342,034,
of which
$130,063
was received in
January 2019
and is reflected in the accompanying balance sheet as a stock subscription receivable. Each Unit consisted of one
share of common stock and a
seven
-year warrant to purchase
one
share of common stock at an exercise price of
$0.65
per share.

The following table presents the number of Common Stock warrants outstanding:

Warrants outstanding, December 31, 2016	8,677,500
Issued	11,954,831
Exercised	-
Expired	-
Warrants outstanding, December 31, 2017	20,632,331
Issued	11,559,963
Exercised	-
Expired	-
Warrants outstanding, December 31, 2018	32,192,294

The following table presents the number of Common Stock warrants outstanding, their exercise price, and expiration dates at
December 31, 2018:

Warrants Issued	Exercise Price	Expiration Date

240,000	$0.25	April 2021
103,500	$1.00	July 2021
156,000	$0.50	July 2022
78,000	$0.50	August 2022
8,100,000	$0.25	June 2023
5,754,831	$0.35	February 2024
6,200,000	$0.25	October 2024
8,040,000	$0.25	April 23, 2025
3,519,963	$0.65	December 2025
32,192,294

In addition, there are
seven
-year warrants outstanding at
December 31, 2018
to purchase
480,000
Units sold in our
May 2016
private placement at an exercise price of
$0.25
per Unit,
164,074
Units sold in our
February 2017
private placement at an exercise price of
$0.35
per Unit, and
600
Units sold in our
October 2017
private placement at an exercise price of
$100
per Unit.